CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash held in:
Cash and cash equivalents	$ 51,537,367	$ 12,935,860	$ 5,292,833	$ 9,242,809
United States dollars
Cash held in:
Cash	49,745,012	11,631,843	4,489,501
Canadian dollars
Cash held in:
Cash	963,340	809,429	525,371
Euros
Cash held in:
Cash	$ 829,015	$ 494,588	$ 277,961